COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund

COLUMBIA FUNDS TRUST II
Columbia Money Market Fund

COLUMBIA FUNDS TRUST III
Columbia Global Equity Fund
Columbia Contrarian Income Fund
Columbia Intermediate Government Income Fund
Columbia Quality Plus Bond Fund
Columbia Corporate Bond Fund

COLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Utilities Fund
Columbia Municipal Money Market Fund

COLUMBIA FUNDS TRUST V
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Small Company Index Fund

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund
Columbia Intermediate Bond Fund

The funds listed above are all referred to collectively as the "Funds" and the Trusts listed above are all referred to collectively as the "Trusts."

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The disclosure following the caption "Trustees and Officers" located in the section "Management of the Funds" in Part 2 of the Statement of Information is restated in its entirety:


TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)



The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.



                                                                                     Number of
                                                                                     Portfolios
                                     Year First                                       in Fund
                                     Elected or                                       Complex
    Name, Address        Position    Appointed         Principal Occupation(s)        Overseen         Other
       and Age          with Funds  to Office(1)       During Past Five Years        by Trustee  Directorships Held
       -------          ----------  ------------       ----------------------        ----------  ------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker        Trustee        1996      Executive Vice President -          118           Orbitz, Inc.
(Age 48)                                          Strategy of United Airlines                     (on-line travel
P.O. Box 66100                                    (airline) since December, 2002                      company)
Chicago, IL 60666                                 (formerly President of UAL
                                                  Loyalty Services (airline) from
                                                  September, 2001 to December,
                                                  2002; Executive Vice President
                                                  and Chief Financial Officer of
                                                  United Airlines from March, 1999
                                                  to September, 2001; Senior Vice
                                                  President-Finance from March,
                                                  1993 to July, 1999).

                                                                                     Number of
                                                                                     Portfolios
                                     Year First                                       in Fund
                                     Elected or                                       Complex
    Name, Address        Position    Appointed         Principal Occupation(s)        Overseen         Other
       and Age          with Funds  to Office(1)       During Past Five Years        by Trustee  Directorships Held
       -------          ----------  ------------       ----------------------        ----------  ------------------
DISINTERESTED TRUSTEES
Janet Langford Kelly     Trustee        1996      Private Investor since March,       118               None
(Age 46)                                          2004 (formerly Chief
9534 W. Gull Lake                                 Administrative Officer and
Drive                                             Senior Vice President, Kmart
Richland, MI                                      Holding Corporation (consumer
49083-8530                                        goods), from September, 2003 to
                                                  March, 2004; Executive Vice
                                                  President-Corporate Development
                                                  and Administration, General
                                                  Counsel and Secretary, Kellogg
                                                  Company (food manufacturer), from
                                                  September, 1999 to August, 2003;
                                                  Senior Vice President, Secretary
                                                  and General Counsel, Sara Lee
                                                  Corporation (branded, packaged,
                                                  consumer-products manufacturer)
                                                  from January, 1995 to September,
                                                  1999).

Richard W. Lowry         Trustee        1995      Private Investor since August,      120(3)            None
(Age 68)                                          1987 (formerly Chairman and
10701 Charleston Drive                            Chief Executive Officer, U.S.
Vero Beach, FL 32963                              Plywood Corporation (building
                                                  products manufacturer)).

                                                                                     Number of
                                                                                     Portfolios
                                     Year First                                       in Fund
                                     Elected or                                       Complex
    Name, Address        Position    Appointed         Principal Occupation(s)        Overseen         Other
       and Age          with Funds  to Office(1)       During Past Five Years        by Trustee  Directorships Held
       -------          ----------  ------------       ----------------------        ----------  ------------------
DISINTERESTED TRUSTEES
Charles R. Nelson        Trustee        1981      Professor of Economics,             118               None
(Age 62)                                          University of Washington, since
Department of                                     January, 1976; Ford and Louisa
Economics                                         Van Voorhis Professor of
University of                                     Political Economy, University of
Washington                                        Washington, since September,
Seattle, WA 98195                                 1993 (formerly Director,
                                                  Institute for Economic Research,
                                                  University of Washington from
                                                  September, 2001 to June, 2003)
                                                  Adjunct Professor of Statistics,
                                                  University of Washington, since
                                                  September, 1980; Associate
                                                  Editor, Journal of Money Credit
                                                  and Banking, since September,
                                                  1993; consultant on econometric
                                                  and statistical matters.


John J. Neuhauser        Trustee        1985      Academic Vice President and Dean    121(3,4)      Saucony, Inc.
(Age 61)                                          of Faculties since August, 1999,                   (athletic
84 College Road                                   Boston College (formerly Dean,                     footwear)
Chestnut Hill, MA                                 Boston College School of
02467-3838                                        Management from September, 1977
                                                  to September, 1999).

Patrick J. Simpson       Trustee        2000      Partner, Perkins Coie L.L.P.        118               None
(Age 60)                                          (law firm).
1120 N.W. Couch Street
Tenth Floor
Portland, OR
97209-4128

                                                                                     Number of
                                                                                     Portfolios
                                     Year First                                       in Fund
                                     Elected or                                       Complex
    Name, Address        Position    Appointed         Principal Occupation(s)        Overseen         Other
       and Age          with Funds  to Office(1)       During Past Five Years        by Trustee  Directorships Held
       -------          ----------  ------------       ----------------------        ----------  ------------------
DISINTERESTED TRUSTEES

Thomas E. Stitzel        Trustee        1998      Business Consultant since 1999      118               None
(Age 68)                                          (formerly Professor of Finance
2208 Tawny Woods Place                            from 1975 to 1999, College of
Boise, ID  83706                                  Business, Boise State
                                                  University); Chartered Financial
                                                  Analyst.

Thomas C. Theobald       Trustee        1996      Partner and Senior Advisor,         118             Anixter
(Age 67)(5)                and                    Chicago Growth Partners (private                 International
303 W. Madison           Chairman                 equity investing) since                         (network support
Suite 2500                of the                  September, 2004 (formerly                          equipment
Chicago, IL 60606         Board                   Managing Director, William Blair                 distributor);
                                                  Capital Partners (private equity                  Ventas, Inc.
                                                  investing) from September, 1994                   (real estate
                                                  to September, 2004).                               investment
                                                                                                    trust); Jones
                                                                                                    Lang LaSalle
                                                                                                    (real estate
                                                                                                     management
                                                                                                    services) and
                                                                                                  MONY Group (life
                                                                                                     insurance)

Anne-Lee Verville        Trustee        1998      Retired since 1997 (formerly        119(4)      Chairman of the
(Age 59)                                          General Manager, Global                             Board of
359 Stickney Hill Road                            Education Industry, IBM                        Directors, Enesco
Hopkinton, NH  03229                              Corporation (computer and                         Group, Inc.
                                                  technology) from 1994 to 1997).                    (designer,
                                                                                                    importer and
                                                                                                   distributor of
                                                                                                    giftware and
                                                                                                    collectibles)

                                                                                     Number of
                                                                                     Portfolios
                                     Year First                                       in Fund
                                     Elected or                                       Complex
    Name, Address        Position    Appointed         Principal Occupation(s)        Overseen         Other
       and Age          with Funds  to Office(1)       During Past Five Years        by Trustee  Directorships Held
       -------          ----------  ------------       ----------------------        ----------  ------------------
DISINTERESTED TRUSTEES

Richard L. Woolworth     Trustee        1991      Retired since December 2003         118         Northwest Natural
(Age 63)                                          (formerly Chairman and Chief                    Gas Co. (natural
100 S.W. Market Street                            Executive Officer, The Regence                    gas service
#1500                                             Group (regional health insurer);                   provider)
Portland, OR 97207                                Chairman and Chief Executive
                                                  Officer, BlueCross BlueShield of
                                                  Oregon; Certified Public
                                                  Accountant, Arthur Young &
                                                  Company)

                                                                                     Number of
                                                                                     Portfolios
                                     Year First                                       in Fund
                                     Elected or                                       Complex
    Name, Address        Position    Appointed         Principal Occupation(s)        Overseen         Other
       and Age          with Funds  to Office(1)       During Past Five Years        by Trustee  Directorships Held
       -------          ----------  ------------       ----------------------        ----------  ------------------
INTERESTED TRUSTEE
William E. Mayer(2)      Trustee        1994      Managing Partner, Park Avenue       120(3)      Lee Enterprises
(Age 64)                                          Equity Partners (private equity)               (print media), WR
399 Park Avenue                                   since February, 1999 (formerly                  Hambrecht + Co.
Suite 3204                                        Founding Partner, Development                      (financial
New York, NY 10022                                Capital LLC from November 1996                      service
                                                  to February, 1999).                             provider); First
                                                                                                       Health
                                                                                                   (healthcare);
                                                                                                  Reader's Digest
                                                                                                   (publishing);
                                                                                                     OPENFIELD
                                                                                                 Solutions (retail
                                                                                                      industry
                                                                                                     technology
                                                                                                      provider)




(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.



(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.



(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).



(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.



(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

                                   Year First
                                   Elected or
    Name, Address       Position   Appointed                         Principal Occupation(s)
       and Age         with Funds  to Office                         During Past Five Years
       -------         ----------  ---------                         ----------------------
OFFICERS
Christopher L. Wilson  President      2004     President of the Columbia Funds, Liberty Funds and Stein Roe
(Age 47)                                       Funds since October, 2004 (formerly President and Chief
One Financial Center                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
Boston, MA 02111                               September, 1998 to August, 2004).

J. Kevin Connaughton   Treasurer      2000     Treasurer of the Columbia Funds since October, 2003 and of the
(Age 39)                                       Liberty Funds, Stein Roe Funds and All-Star Funds since
One Financial Center                           December, 2000; Vice President of the Advisor since April, 2003
Boston, MA 02111                               (formerly President of the Columbia Funds, Liberty Funds and
                                               Stein Roe Funds from February, 2004 to October, 2004; Chief
                                               Accounting Officer and Controller of the Liberty Funds and of the
                                               All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002; Treasurer, Columbia
                                               Management Multi-Strategy Hedge Fund, LLC since December, 2002
                                               (formerly Vice President of Colonial Management Associates, Inc.
                                               from February, 1998 to October, 2000).

Mary Joan Hoene          Senior       2004     Senior Vice President and Chief Compliance Officer of the
(Age 54)                  Vice                 Columbia Funds, Liberty Funds and Stein Roe Funds since August,
40 West 57th Street    President               2004; Chief Compliance Officer of the All-Star Funds since
New York, NY 10019     and Chief               August, 2004 (formerly Partner, Carter, Ledyard & Milburn LLP
                       Compliance              from January, 2001 to August, 2004; Counsel, Carter, Ledyard &
                        Officer                Milburn LLP from November, 1999 to December, 2000; Vice President and Counsel, Equitable Life Assurance Society of the United States
                                               from April, 1998 to November, 1999,).

Michael G. Clarke        Chief        2004     Chief Accounting Officer of the Columbia Funds, Liberty Funds,
(Age 34)               Accounting              Stein Roe Funds and All-Star Funds since October, 2004 (formerly
One Financial Center    Officer                Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds
Boston, MA 02111                               and All-Star Funds from May, 2004 to October, 2004; Assistant
                                               Treasurer from June, 2002 to May, 2004; Vice President, Product
                                               Strategy & Development of the Liberty Funds and Stein Roe Funds
                                               from February, 2001 to June, 2002; Assistant Treasurer of the
                                               Liberty Funds, Stein Roe Funds and the All-Star Funds from August,
                                               1999 to February, 2001; Audit Manager, Deloitte & Touche LLP from
                                               May, 1997 to August, 1999).

                                   Year First
                                   Elected or
    Name, Address       Position   Appointed                         Principal Occupation(s)
       and Age         with Funds  to Office                         During Past Five Years
       -------         ----------  ---------                         ----------------------
OFFICERS
Jeffrey R. Coleman     Controller     2004     Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds
(Age 34)                                       and All-Star Funds since October, 2004 (formerlyVice President of CDC IXIS Asset
 One Financial Center                                   Management Services, Inc. and Deputy Treasurer of
 Boston, MA 02111                                       The CDC Nvest Funds and Loomis Sayles Funds from
                                                        February, 2003 to September, 2004; Assistant
                                                        Vice President of CDC IXIS Asset Management Services, Inc.
                                                        and Assistant Treasurer of the CDC Nvest Funds from
                                                        August, 2000 to February, 2003; Tax Manager of
                                                        PFPC, Inc. from November, 1996 to August, 2000).



David A. Rozenson      Secretary      2003     Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds
(Age 50)                                       and All-Star Funds since December, 2003; Senior Counsel, Bank of
One Financial Center                           America Corporation (formerly FleetBoston Financial Corporation)
Boston, MA 02111                               since January, 1996; Associate General Counsel, Columbia
                                               Management Group since November, 2002.


G-35/296T-1004                                              October 15, 2004

COLUMBIA FUNDS TRUST I
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II*
Columbia Tax-Managed Value Fund
Columbia Tax-Managed Aggressive Growth Fund

COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund
Columbia Liberty Fund
Columbia Federal Securities Fund

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund*
Columbia Connecticut Tax-Exempt Fund*
Columbia Massachusetts Tax-Exempt Fund*
Columbia New York Tax-Exempt Fund*
Columbia Intermediate Tax-Exempt Bond Fund*
Columbia Massachusetts Intermediate Municipal Bond Fund*
Columbia Connecticut Intermediate Municipal Bond Fund*
Columbia New Jersey Intermediate Municipal Bond Fund*
Columbia New York Intermediate Municipal Bond Fund*
Columbia Rhode Island Intermediate Municipal Bond Fund*
Columbia Florida Intermediate Municipal Bond Fund*
Columbia Pennsylvania Intermediate Municipal Bond Fund*

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund
Columbia Small Cap Value Fund
Columbia Newport Asia Pacific Fund

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund
Columbia Europe Fund*

COLUMBIA FUNDS TRUST VIII
Columbia High Yield Municipal Fund*
Columbia Managed Municipals Fund*

COLUMBIA FUNDS TRUST IX
Columbia High Yield Municipal Fund
Columbia Managed Municipals Fund

COLUMBIA FUNDS TRUST XI
Columbia Young Investor Fund
Columbia Growth Stock Fund
Columbia Global Thematic Equity Fund*
Columbia European Thematic Equity Fund*
Columbia Asset Allocation Fund*
Columbia Dividend Income Fund*
Columbia Large Cap Core Fund*
Columbia International Equity Fund*
Columbia Large Cap Growth Fund*
Columbia Disciplined Value Fund*
Columbia Small Cap Fund*
Columbia Small Company Equity Fund*


The funds listed above are all referred to collectively as the "Funds" and the Trusts listed above are all referred to collectively as the "Trusts".


             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION
                  (REPLACING SUPPLEMENT DATED MARCH 31, 2004

Each Fund's Statement of Additional Information is amended as follows:

1. Effective March 1, 2004, PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, replaced Ernst & Young LLP as independent accountants for all of the Funds. PricewaterhouseCoopers LLP provides audit and tax return review services, and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. (Relevant to funds with asterisk.)

2. Effective June 18, 2003, Salvatore Macera retired as a Trustee from the Board of Trustees/Managers.

3. At the June, 2003 Board of Trustees meeting the Trustees approved the following changes to the compensation for the Trustees:

      The Trustees serve as trustees of all open-end funds managed by Columbia Management Advisors, Inc. for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. The Chairman of the Board receives an annual retainer of $40,000. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and Committee chairs receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. The Audit Committee chair receives an annual retainer of $10,000 and receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

4. Each of the committees listed under the section TRUSTEES AND TRUSTEES' FEES have had a change in the committee members. The following changes were effective October 8, 2003:

AUDIT COMMITTEE

      Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds.

GOVERNANCE COMMITTEE

      Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds.

ADVISORY FEES & EXPENSES COMMITTEE

      Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds.

5. The paragraph Trading Oversight Committee under the section TRUSTEES AND TRUSTEES' FEES is replaced with the following:

INVESTMENT OVERSIGHT COMMITTEES

      Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

      IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories:
                   Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

6. On October 7, 2003 the Board of Trustees/Managers of the Trusts elected Patrick J. Simpson and Richard L. Woolworth as new trustees of the Trusts.

7. The following table sets forth the compensation paid to Messrs. Simpson and Woolworth in their capacities as Trustees of the Columbia Board:

                        Total Compensation from the Columbia Funds Complex Paid to the
Trustee                     Trustees for the Calendar Year Ended December 31, 2003
-------                     ------------------------------------------------------
Patrick J. Simpson                                 $64,234
Richard L. Woolworth                                64,234

8. As of December 31, 2003, Messrs. Simpson and Woolworth did not own any shares of the Funds. Under the heading SHARE OWNERSHIP under the section TRUSTEES AND TRUSTEES' FEES the column "Aggregate Dollar Range of Equity Securities Owned in All Funds Overseen by Trustee in Columbia Funds Complex" is revised as follows:

      The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003 (i) in each Fund and
(ii) in the funds in the Fund Complex:

                                         Aggregate Dollar Range of
                                       Equity Securities Owned in All
                                       Funds Overseen by Trustee in
          Name of Trustee                       Fund Complex
          ---------------                       ------------
DISINTERESTED TRUSTEES
Patrick J. Simpson                            $50,001-$100,000
Richard L. Woolworth                           Over $100,000

9. The disclosure following the caption "Trustees and Officers" located in the section "Management of the Funds" in Part 2 of the Statement of Information is restated in its entirety:

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                                       Number of
                                         Year First                                                  Portfolios in
                                         Elected or                                                   Fund Complex       Other
         Name, Address       Position   Appointed to               Principal Occupation(s)              Overseen     Directorships
            and Age         with Funds   Office(1)                 During Past Five Years              by Trustee        Held
--------------------------  ----------  ------------  ---------------------------------------------  -------------  ----------------
DISINTERESTED TRUSTEES

Douglas A. Hacker (Age 48)    Trustee        1996     Executive Vice President - Strategy of United        118      Orbitz, Inc.
P.O. Box 66100                                        Airlines (airline) since December, 2002                       (on-line travel
Chicago, IL 60666                                     (formerly President of UAL Loyalty Services                   company)
                                                      (airline) from September, 2001 to December,
                                                      2002; Executive Vice President and Chief
                                                      Financial Officer of United Airlines from
                                                      March, 1999 to September, 2001; Senior Vice
                                                      President-Finance from March, 1993 to July,
                                                      1999).

                                                                                                       Number of
                                         Year First                                                  Portfolios in
                                         Elected or                                                   Fund Complex       Other
         Name, Address       Position   Appointed to               Principal Occupation(s)              Overseen     Directorships
            and Age         with Funds   Office(1)                 During Past Five Years              by Trustee        Held
--------------------------  ----------  ------------  ---------------------------------------------  -------------  ----------------
DISINTERESTED TRUSTEES

Janet Langford Kelly        Trustee        1996       Private Investor since March, 2004 (formerly        118             None
(Age 46)                                              Chief Administrative Officer and Senior Vice
9534 W. Gull Lake Drive                               President, Kmart Holding Corporation (consumer
Richland, MI  49083-8530                              goods), from September, 2003 to March, 2004;
                                                      Executive Vice President-Corporate Development
                                                      and Administration, General Counsel and
                                                      Secretary, Kellogg Company (food
                                                      manufacturer), from September, 1999 to August,
                                                      2003; Senior Vice President, Secretary and
                                                      General Counsel, Sara Lee Corporation
                                                      (branded, packaged, consumer-products
                                                      manufacturer) from January, 1995 to September,
                                                      1999).

Richard W. Lowry (Age 68)   Trustee        1995       Private Investor since August, 1987 (formerly      120(3)           None
10701 Charleston Drive                                Chairman and Chief Executive Officer, U.S.
Vero Beach, FL 32963                                  Plywood Corporation (building products
                                                      manufacturer)).

                                                                                                       Number of
                                         Year First                                                  Portfolios in
                                         Elected or                                                   Fund Complex       Other
         Name, Address       Position   Appointed to               Principal Occupation(s)              Overseen     Directorships
            and Age         with Funds   Office(1)                 During Past Five Years              by Trustee        Held
--------------------------  ----------  ------------  ---------------------------------------------  -------------  ----------------
DISINTERESTED TRUSTEES

Charles R. Nelson (Age 62)  Trustee         1981      Professor of Economics, University of               118              None
Department of Economics                               Washington, since January, 1976; Ford and
University of Washington                              Louisa Van Voorhis Professor of Political
Seattle, WA 98195                                     Economy, University of Washington, since
                                                      September, 1993 (formerly Director, Institute
                                                      for Economic Research, University of
                                                      Washington from September, 2001 to June, 2003)
                                                      Adjunct Professor of Statistics, University of
                                                      Washington, since September, 1980; Associate
                                                      Editor, Journal of Money Credit and Banking,
                                                      since September, 1993; consultant on
                                                      econometric and statistical matters.

John J. Neuhauser (Age 61)  Trustee         1985      Academic Vice President and Dean of Faculties     121(3,4)    Saucony, Inc.
84 College Road                                       since August, 1999, Boston College (formerly                  (athletic
Chestnut Hill, MA                                     Dean, Boston College School of Management                     footwear)
02467-3838                                            from September, 1977 to September, 1999).

Patrick J. Simpson          Trustee         2000       Partner, Perkins Coie L.L.P. (law firm).          118              None
(Age 60)
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128

                                                                                                       Number of
                                         Year First                                                  Portfolios in
                                         Elected or                                                   Fund Complex       Other
         Name, Address       Position   Appointed to               Principal Occupation(s)              Overseen     Directorships
            and Age         with Funds   Office(1)                 During Past Five Years              by Trustee        Held
--------------------------  ----------  ------------  ---------------------------------------------  -------------  ----------------
DISINTERESTED TRUSTEES

Thomas E. Stitzel (Age 68)    Trustee      1998       Business Consultant since 1999 (formerly           118              None
2208 Tawny Woods Place                                Professor of Finance from 1975 to 1999,
Boise, ID  83706                                      College of Business, Boise State University);
                                                      Chartered Financial Analyst.

Thomas C. Theobald          Trustee and    1996       Partner and Senior Advisor, Chicago Growth         118        Anixter
(Age 67) 5                  Chairman of               Partners (private equity investing) since                     International
303 W. Madison               the Board                September, 2004 (formerly Managing Director,                  (network support
Suite 2500                                            William Blair Capital Partners (private                       equipment
Chicago, IL 60606                                     equity investing) from September, 1994 to                     distributor);
                                                      September, 2004).                                             Ventas, Inc.
                                                                                                                    (real estate
                                                                                                                    investment
                                                                                                                    trust); Jones
                                                                                                                    Lang LaSalle
                                                                                                                    (real estate
                                                                                                                    management
                                                                                                                    services) and
                                                                                                                    MONY Group (life
                                                                                                                    insurance)

Anne-Lee Verville (Age 59)    Trustee      1998       Retired since 1997 (formerly General Manager,     119(4)      Chairman of the
359 Stickney Hill Road                                Global Education Industry, IBM Corporation                    Board of
Hopkinton, NH  03229                                  (computer and technology) from 1994 to 1997).                 Directors,
                                                                                                                    Enesco Group,
                                                                                                                    Inc. (designer,
                                                                                                                    importer and
                                                                                                                    distributor of
                                                                                                                    giftware and
                                                                                                                    collectibles)

                                                                                                       Number of
                                         Year First                                                  Portfolios in
                                         Elected or                                                   Fund Complex       Other
         Name, Address       Position   Appointed to               Principal Occupation(s)              Overseen     Directorships
            and Age         with Funds   Office(1)                 During Past Five Years              by Trustee        Held
--------------------------  ----------  ------------  ---------------------------------------------  -------------  ----------------
DISINTERESTED TRUSTEES

Richard L. Woolworth        Trustee        1991       Retired since December 2003 (formerly Chairman      118       Northwest
(Age 63)                                              and Chief Executive Officer, The Regence Group                Natural Gas Co.
100 S.W. Market Street                                (regional health insurer); Chairman and Chief                 (natural gas
#1500                                                 Executive Officer, BlueCross BlueShield of                    service
Portland, OR 97207                                    Oregon; Certified Public Accountant, Arthur                   provider)
                                                      Young & Company)

                                                                                                       Number of
                                         Year First                                                  Portfolios in
                                         Elected or                                                   Fund Complex       Other
         Name, Address       Position   Appointed to               Principal Occupation(s)              Overseen     Directorships
            and Age         with Funds   Office(1)                 During Past Five Years              by Trustee        Held
--------------------------  ----------  ------------  ---------------------------------------------  -------------  ----------------
INTERESTED TRUSTEE

William E. Mayer(2) (Age 64) Trustee       1994       Managing Partner, Park Avenue Equity Partners      120(3)     Lee Enterprises
399 Park Avenue                                       (private equity) since February, 1999                         (print media),
Suite 3204                                            (formerly Founding Partner, Development                       WR Hambrecht +
New York, NY 10022                                    Capital LLC from November 1996 to February,                   Co. (financial
                                                      1999).                                                        service
                                                                                                                    provider); First
                                                                                                                    Health
                                                                                                                    (healthcare);
                                                                                                                    Reader's Digest
                                                                                                                    (publishing);

                                                                                                                    OPENFIELD
                                                                                                                    Solutions
                                                                                                                    (retail industry
                                                                                                                    technology
                                                                                                                    provider)


1 In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

2 Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

3 Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

4 Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

5     Mr. Theobald was appointed as Chairman of the Board effective December 10,
      2003.

                                              Year First
                                              Elected or
          Name, Address          Position    Appointed to                          Principal Occupation(s)
             and Age            with Funds      Office                             During Past Five Years
------------------------------  -----------  ------------  -------------------------------------------------------------------------
OFFICERS

Christopher L. Wilson (Age 47)   President       2004      President of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       October, 2004 (formerly President and Chief Executive Officer, CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. from September, 1998 to August, 2004).

J. Kevin Connaughton (Age 39)    Treasurer       2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and of the All-Star Funds from February, 1998 to October, 2000);
                                                           Treasurer of the Galaxy Funds since September, 2002; Treasurer, Columbia
                                                           Management Multi-Strategy Hedge Fund, LLC since December, 2002 (formerly
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 54)        Senior Vice      2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
40 West 57th Street              President                 Liberty Funds and Stein Roe Funds since August, 2004; Chief Compliance
New York, NY 10019               and Chief                 Officer of the All-Star Funds since August, 2004 (formerly Partner,
                                Compliance                 Carter, Ledyard & Milburn LLP from January, 2001 to August, 2004;
                                  Officer                  Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to December,
                                                           2000; Vice President and Counsel, Equitable Life Assurance Society of the
                                                           United States from April, 1998 to November, 1999,).

Michael G. Clarke (Age 34)         Chief         2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center            Accounting                 Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                  Officer                  Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice President, Product Strategy & Development of the Liberty Funds
                                                           and Stein Roe Funds from February, 2001 to June, 2002; Assistant
                                                           Treasurer of the Liberty Funds, Stein Roe Funds and the All-Star Funds
                                                           from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP
                                                           from May, 1997 to August, 1999).

                                              Year First
                                              Elected or
          Name, Address          Position    Appointed to                          Principal Occupation(s)
             and Age            with Funds      Office                             During Past Five Years
------------------------------  -----------  ------------  -------------------------------------------------------------------------
OFFICERS

Jeffrey R. Coleman (Age 34)   Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                    All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
                                                        Asset Management Services, Inc. and Deputy Treasurer of
                                                        The CDC Nvest Funds and Loomis Sayles Funds from
                                                        February, 2003 to September, 2004; Assistant
                                                        Vice President of CDC IXIS Asset Management Services, Inc.
                                                        and Assistant Treasurer of the CDC Nvest Funds from
                                                        August, 2000 to February, 2003; Tax Manager of
                                                        PFPC, Inc. from November, 1996 to August, 2000).
Boston, MA 02111

David A. Rozenson (Age 50)       Secretary       2003      Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since December, 2003; Senior Counsel, Bank of America
Boston, MA 02111                                           Corporation (formerly FleetBoston Financial Corporation) since January,
                                                           1996; Associate General Counsel, Columbia Management Group since
                                                           November, 2002.


G-35/194T-1004                                                  October 15, 2004